RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of transactions between related parties [line items]
Stock-based compensation	$ 37,405	$ 0	$ 1,144,342
Related parties [Member]
Disclosure of transactions between related parties [line items]
Management fees	92,127	0	55,000
Consulting fees	47,500	135,000	307,734
Accounting fees	63,844	0	36,202
Professional fees	10,429	0	0
Stock-based compensation	57,425	0	410,132
Salaries and benefits	54,100	330,337	313,626
Others	7,144	0	5,000
Transactions with related parties	$ 332,569	$ 465,337	$ 1,127,694